Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,657,200.00
Total Offset Amount	16,572.00
Net Fee	1,640,628.00
Narrative - Max Aggregate Offering Price	$ 12,000,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true